SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025	Aug. 30, 2025	Aug. 30, 2024	Aug. 31, 2024
Property, Plant, and Equipment [Line Items]
Accounts receivable	$ 34,402	$ 56,235			$ 62,914
Allowance for credit losses	26,497	25,409	$ 0	$ 0
Deferred revenue	25,929	11,005			10,012
Deferred revenue		5,979
Deferred offering costs		3,225,464			449,576
Deferred offering cost	$ 3,233,652	$ 3,225,464			$ 449,576
Trademarks [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	20 years	20 years
Property, Plant and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Useful life	5 years	5 years
Property, Plant and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	5 years	5 years
Property, Plant and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	10 years	10 years
Evo Air Manufacturing (M) Sdn Bhd [Member]
Property, Plant, and Equipment [Line Items]
Ownership percentage	67.50%	67.50%
Evo Air Marketing Sdn Bhd [Member]
Property, Plant, and Equipment [Line Items]
Ownership percentage	100.00%	100.00%
WKL EcoEarth Indochina Co Ltd [Member]
Property, Plant, and Equipment [Line Items]
Ownership percentage	55.00%	55.00%
WKL Guanzhe Green Technology Guangzhou Co Ltd [Member]
Property, Plant, and Equipment [Line Items]
Ownership percentage	66.67%	62.50%